Property and Equipment	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6—PROPERTY AND EQUIPMENT

Property and equipment consist of the following at June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Equipment	$14,375	$7,376
Warehouse equipment	29,188	29,188
Furniture and fixtures	512	512
Transportation equipment	63,784	63,784
Leasehold improvements	117,626	117,626
Total property and equipment	225,485	218,486
Accumulated depreciation	(54,744)	(32,880)
Property and equipment, net	$170,741	$185,606

Depreciation expense for the six months ended June 30, 2020, the period April 6, 2019 to June 30, 2019 and the period January 1, 2019 to April 5, 2019 was $21,864, $11,533, and $9,675, respectively.

All property and equipment are pledged to secure loans from Burnley and SBCC as described and defined in the notes below.